UNITED STATES

	      SECURITIES AND EXCHANGE COMMISSION

		   Washington, D.C.  20549

			 FORM N-CSR

      CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

		    INVESTMENT COMPANIES

	Investment Company Act file number:  811-9521

		      MANAGERS AMG FUNDS
-------------------------------------------------------------------
	(Exact name of registrant as specified in charter)


	40 Richards Avenue, Norwalk, Connecticut 06854
-------------------------------------------------------------------
        (Address of principal executive offices)  (Zip code)


		     The Managers Funds LLC
	40 Richards Avenue, Norwalk, Connecticut 06854
-------------------------------------------------------------------
	    (Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 857-5321

Date of fiscal year end:	OCTOBER 31

Date of reporting period:	NOVEMBER 1, 2002 - OCTOBER 31, 2003
				(Annual Shareholder Report)


Item 1.  REPORT TO SHAREHOLDERS.
======================================================================

[AMG Logo omitted]

Managers AMG Funds

RORER
Asset Management, LLC

Rorer Large-Cap Fund
Rorer Mid-Cap Fund

----------------------------------------------------------------------

				Annual Report
			       October 31,2003

			    RORER LARGE-CAP FUND
			     RORER MID-CAP FUND


			       Annual Report
			      October 31,2003


			      TABLE OF CONTENTS
			      -----------------

							Begins
							on Page
							-------
Letter to Shareholders					 1
Portfolio Managers' Comments				 3
Summary of Industry Weightings and Top Ten Holdings	 8
Schedules of Portfolio Investments			 9
  Detailed portfolio listings by security type and
   industry sector, as valued at October 31, 2003
Financial Statements:
  Statements of Assets and Liabilities			13
   Fund balance sheets, net asset value (NAV) per
    share computation and cumulative undistributed
    amounts
  Statements of Operations				14
   Detail of sources of income, Fund expenses and
    realized and unrealized gains (losses) during the
    fiscal year
  Statements of Changes in Net Assets			15
   Detail of changes in Fund assets for the past two
    fiscal years
Financial Highlights					17
  Net asset value, total return, expense ratios,
   turnover ratio and net assets
Notes to Financial Statements				19
  Accounting and distribution policies, details of
   agreements and transactions with Fund management
   and affiliates
Report of Independent Auditors				23
Trustees and Officers					24


--------------------------------------------------------------
Letter to Shareholders
--------------------------------------------------------------
Dear Fellow Shareholders:

The stock market has performed very well since our last report. I believe this is due to two important factors. First, the perceived risk in the environment is considerably lower now than it was in the early months of 2003.This is mostly a result of the seemingly swift success of our military in toppling the government in Iraq. Although the war lingers on and there is great debate about how it may be resolved, the economic impacts are better understood now than before the war started. Second, the economy is clearly improving. The relatively aggressive monetary stimulus applied by the Federal Reserve over the past several years is working. The recently revised estimate of GDP indicates that the economy grew by an annualized 8.2%during the 3 rd quarter, which is the highest quarterly gain since 1984. As many investors had hoped, the cost cutting and business rationalization that has taken place over the last few years added leverage to that growth rate. The U.S. Commerce Department recently reported that corporate profits grew by 30% year over year, also the largest increase since 1984.Although unemployment has yet to drop significantly, it seems to be leveling off. Meanwhile, consumer confidence has rebounded sharply since March, and both consumer spending and retail sales have continued to grow. Likewise, industrial production and the Purchasing Managers Index have expanded since mid-year.

While both Rorer Funds participated in this strong rally they did not do so to the same extent as the broad market indices. We believe that this could be attributed to the especially strong performance of low quality, high volatility stocks which rebounded sharply with the economy's improvement. These are investments that Rorer typically avoids by virtue of its investment philosophy. More detailed discussions of both of the Funds' results for the year, along with descriptions of how the portfolios are currently positioned, are included within this report.

As you are no doubt aware, certain firms in the mutual fund industry are facing serious charges with respect to whether they and their principals fulfilled their fiduciary duty to their clients. To remove any confusion about this matter, I would like to provide you with an update regarding the policies and procedures that apply to the trading of our Funds.

We have a number of processes and procedures in place that are designed to deter and prohibit potentially excessive trading activity in our Funds. As outlined in our Funds' prospectus, each Fund reserves the right to refuse any exchange request if it is determined that such request could adversely affect the Fund, including if a person or group has engaged in excessive trading (as determined in our sole discretion). Our policy is to evaluate any instances of trading that we believe may be excessive (whether large trades or potentially excessive trading activity) on a case-by-case basis, and we will cancel trades and block accounts as appropriate in order to discourage and deter such activity. As further stated in the Funds' prospectus, we also have the right to delay sending out redemption proceeds in certain cases, and we have explicitly reserved the absolute right to refuse a purchase order for any reason.

The late trading under investigation is illegal under the Investment Company Act of 1940 and other federal securities laws, and our Funds have never permitted such late trading.

We will continue to review and, if necessary, modify our policies, procedures and practices in an effort to ensure that we are fulfilling our commitment to our clients, operating in compliance with all applicable laws, rules and regulations, and prohibiting the type of conduct described in the recent allegations.

Please be assured that we at Managers put our clients' interests first and foremost, and

---------------------------------------------------------------
we will do everything within our power to continue to fulfill the trust that you have placed in us. We would be happy to discuss any of these matters in greater detail with you, and we appreciate the opportunity to serve your investment needs.

Should you have any questions about this report or the Funds in general, please feel free to contact us at 1-800-835-
3879, or visit our website, www.managersamg.com.
Thank you for your investment.

Sincerely,

/s/ Peter M. Lebovitz
---------------------
Peter M. Lebovitz
President
Managers AMG Funds

---------------------------------------------------------------
Managers AMG Funds
Portfolio Manager Comments
---------------------------------------------------------------
Market Commentary:
------------------
The markets over the past year have been quite volatile, especially during the first half. Although 2002 ended as another down year, investors tried to put the past behind them and started 2003 on an optimistic note as evidenced by some gains early in January.

Unfortunately, the momentum started to fade as the uncert-ainty surrounding Iraq began to overshadow the minds of investors for pretty much the remainder of the first quarter. As we rolled into the spring and summer months, however, investor sentiment became more upbeat and the market began sensing a turning point was at hand. The end of the Iraq war, better than expected corporate earnings, plunging yields and mortgage rates, and a declining dollar culminated in the equity market delivering its strongest quarterly return since 1998 in the second quarter. The market advance continued through the third quarter, albeit at a more muted pace. As one might expect at the end of a devastating bear market for equities, the more volatile and speculative stocks, and those that have cyclical exposure, performed the best through this initial surge from the debilitating lows of last October. Additionally, as the year progressed, corporate bonds handily outperformed their Treasury counterparts as investors demonstrated an increased willingness to take on risk, a sure sign of growing confidence in an economic rebound.

At Rorer, we remain unabashedly positive on the economy and feel that the U.S. is embarking upon a "sweet spot" of economic growth brought about by an historic confluence of monetary, fiscal, and cyclical factors. However, we also acknowledge that there are skeptics out there who talk about unemployment, high energy prices, an over extended consumer, decline in refinancing activity, and the ballooning federal deficit.

We believe that each of these arguments will recede into the background over the next year. For one, as this is being written, there is evidence that the employment picture is brightening. Also, energy prices have come down recently and should stabilize over the next year or so as crude oil supplies are increased with higher production levels in Iraq and other countries such as Russia. Furthermore, although it is true that refinancing activity has tapered off, it is also true that about 20% of homeowners that refinanced opted for lower monthly payments, thereby providing ongoing stimulus to the economy. Finally, the budget deficit is estimated to reach $400 billion for fiscal 2003, or about 3.7% of GDP. Although this may seem significant in magnitude, it also represents a substantial stimulus for growth. In fact, a look at recent economic history indicates that in the years following periods of similarly large deficits, as was the case in the early-mid '80's and early 1990's, the economy rebounded smartly from its previous muted activity.

Recent trends have reinforced our positive view and we expect the rest of this year and 2004 to deliver a solid expansion in the economy, accompanied by strong earnings growth from corporate America. Over the longer term, equity valuations have typically had a direct correlation with earnings and we have no doubt that this axiom will reassert itself as the economic recovery matures in the years ahead. With that in mind, we believe that investors will refocus their investment strategy toward high quality companies with strong earnings momentum. This plays directly into the strength of Rorer's disciplined investment process, which concentrates on those securities that demonstrate sustainable earnings and attractive relative value. This process, which is designed to outperform market returns over time with less volatility and risk, has experienced periods of underperformance from time to time in the past, but the disciplines have been successful over the long term, and we expect that they will do so in the future.

---------------------------------------------------------------
Rorer Large-Cap Fund
Portfolio Manager Comments
---------------------------------------------------------------

Rorer Large-Cap Fund:
---------------------
The Large-Cap Fund returned 12.56% for the year ended
October 31, 2003 (the "period "). However, it under-performed its benchmark, the S&P 500 Index, which returned 20.80% for the same period.

As alluded to earlier, the strongest performing stocks during the year tended to be the more volatile stocks with smaller caps and higher betas. These segments of the market are not generally targeted by Rorer's highly disciplined investment approach, which focuses on large cap, high quality companies with lower volatility. The lack of representation of such stocks within our portfolio, combined with the performance of some of our healthcare and financial holdings, contributed to the relative under-performance of the Fund. As investors rotated into cyclicals in anticipation of an economic recovery, defensive stocks, such as healthcare, under-performed. Although we were under weight in this sector relative to the index, our holdings within this sector hurt the performance of the Fund. HCA Inc. was sold for fundamental reasons after it reported a disappointing second quarter. Additionally, the uncertainty arising from the political debate surrounding Medicare reform had caused the major pharmaceutical companies, including some of our holdings, to sell off during the year. Other negative contributors included the Fund's financial holdings, such as American International Group, which sold off after taking a one time charge for additional reserves in the fourth quarter, and Marsh & McLennan, which has been impacted due to the negative publicity surrounding Putnam. We feel that these are temporary set backs for these stocks and that both are well positioned to benefit from a continued strengthening in the insurance market.

Although the Fund under-performed the benchmark for the period, it did post a double-digit positive return along with the benchmark. The Fund benefited from favorable stock selection in the telecomm and consumer staple sectors, and from being under weight in these sectors. The telecomm sector continues to suffer from overcapacity and lack of demand and was the worst performing market sector during the year. Guidance continues to be weak as firms still have little earnings visibility and substantial debt levels. Our sole holding in this sector, Nextel, has managed to buck this trend and has continued to gain market share due to its niche product offering the direct connect feature. It has also been able to steadily improve its balance sheet by reducing debt and re-financing it at lower rates, thus sharply driving up earnings estimates. The stock was up a stellar 114% during the period. The Fund also benefited from positioning the portfolio to take advantage of our economic outlook, which continues to point us towards companies leveraged to an economic recovery and a rebound in corporate spending. Consequently, we increased our exposure to consumer discretionary, technology, and industrial stocks, which were some of the best sectors within our portfolio, particularly our technology holdings in Cisco Systems, EMC, and Intel Corp. We also reduced our exposure to consumer staples. Being under weight in this sector, which is not typically leveraged to the economy, helped the Fund as well.

We continue to remain over weight in the consumer discretionary, industrial and energy sectors, and continue to maintain an increased exposure to the technology sector, as we feel that these will benefit further as the economy gathers more steam in the upcoming months.

Cumulative Total Return Performance
-----------------------------------
Rorer Large-Cap's cumulative total return is based on the daily change in net asset

---------------------------------------------------------------
Rorer Large-Cap Fund
Portfolio Manager Comments (continued)
---------------------------------------------------------------

value (NAV), and assumes that all distributions were reinvested. The S&P 500 Index is an unmanaged capitalization-weighted index of 500 commonly traded stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of those stocks. The Index assumes reinvestment of dividends. This chart compares a hypothetical $10,000 investment made in Rorer Large-Cap Fund on December 19,2001, (commencement of operations) through October 31, 2003, to a $10,000 investment made in the S&P 500 Index for the same time period. Past performance is not indicative of future results.


Average Annualized Total Returns:
---------------------------------


					Since
			One Year	Inception*
			--------	---------
Rorer Large-Cap Fund	 12.56%	 	-4.58%
S&P 500 Index		 20.80	 	-3.07%



	  Value of $10,000 Investment
	  ---------------------------

		Rorer Large-Cap
Period Ending*	Fund		S&P 500 Index
--------------	---------------	-------------
12/19/2001	$ 10,000	$ 10,000
10/31/2002	$  8,140	$  7,810
10/31/2003	$  9,163	$  9,434


*Commencement of operations was December 19,2001.

---------------------------------------------------------------
Rorer Mid-Cap Fund
Portfolio Manager Comments
---------------------------------------------------------------

Rorer Mid-Cap Fund:
-------------------
The Mid-Cap Fund returned 19.44% for the fiscal year ended
October 31, 2003 (the "period"). However, the Fund under-performed its benchmark, the S&P 400 Mid-Cap, which returned
30.74% for the same period.

While Mid-Cap stocks snapped back from two consecutive years of losses, the underlying movement of the markets has not been a smooth ride. The strongest performing stocks have tended to have higher betas and P/E multiples, segments of the market not generally targeted by Rorer's highly disciplined investment approach, which focuses on established companies with lower volatility. The lack of representation of such stocks within our portfolio, combined with the disappointing performance of a few of our holdings in the technology and consumer discretionary sectors, contributed to the relative under-performance of the Fund. Technology proved to be the best performing sector for the period, as investors quickly forgot the bursting of the tech bubble in 2000. The Fund's underweight position and select holdings in technology hindered the Fund's relative performance. Titan Corporation was sold from the portfolio due to disappointing fundamentals after the sudden and unexpected departure of the CEO. Lexmark International was also sold for fundamental reasons after the company missed earnings in the second quarter of 2003. While leveraged to an economic recovery, the Fund's consumer discretionary holdings also detracted from the portfolio on a relative basis. State budget problems constrained educational spending and caused the sale of Scholastic Corporation, a global children's publishing company, due to disappointing fundamentals. Additionally, Newell Rubbermaid was also sold as it triggered our 20% relative stop-loss discipline after missing earnings estimates and reducing its growth outlook.

Despite this, the Fund's absolute return was strong, posting a double-digit positive return as the markets moved forward from the lows of last October. The Fund benefited from favorable stock selection in the telecommunications, financial, and health care sectors. Nextel Communications, our sole holding in the telecommunications sector, was the best performing stock in the Fund, posting a robust 114% return for the period. This company continues to buck all trends facing the beleaguered telecomm sector, including the challenges of over-capacity, lack of pricing power and balance sheet concerns. Nextel's unique direct connect feature has enabled it to continue gaining market share and maintain an exceptionally low churn rate, while steadily improving its balance sheet. The Fund also benefited from our holdings in the financial sector. A provider of consumer-lending products, Capital One Financial, has benefited from the strength of the consumer and improved credit quality, which allowed the stock to post a lofty return of 100% for the period. Asset managers, Legg Mason and T. Rowe Price Group, also benefited substantially as the market rallied. Not only does the market rally increase their asset base from which fees are derived, but it also attracts more investors to the mutual funds. Finally, healthcare holdings, while not leveraged to an economic recovery, proved favorable to the Fund's return. As the Mid-Cap arena of health care stocks excludes the major pharmaceutical companies, these stocks have been mostly unaffected by the Medicare debates and have enjoyed better returns. Lab testing equipment geared towards eliminating human error has been well perceived for Beckman Coulter and should continue to spur future growth for high-speed automated lab testing equipment. Additionally, Caremark Rx, one of the country's largest Pharmacy Benefits Managers, advanced due to the growth in drug usage and the growing complexity of managing drug benefits.

The Fund's positioning continues to take advantage of our economic outlook, point-

---------------------------------------------------------------
Rorer Mid-Cap Fund
Portfolio Manager Comments (continued)
---------------------------------------------------------------
ing us towards companies leveraged to an economic recovery and a rebound in corporate spending. We have increased our exposure to cyclical areas including consumer discretionary, technology and industrial stocks, while reducing our exposure to defensive areas including consumer staples.

Cumulative Total Return Performance
-----------------------------------
Rorer Mid-Cap's cumulative total return is based on the daily change in net asset value (NAV), and assumes that all distributions were reinvested. The S&P 400 Mid Cap Index is a capitalization-weighted index of 400 commonly traded stocks designed to measure performance of the mid-range sector of the U.S. stock market through changes in the aggregate market value of those stocks. The Index assumes reinvestment of dividends. This chart compares a hypothetical $10,000 investment made in Rorer Mid-Cap Fund on December 19, 2001, (commencement of operations)through October 31, 2003,to a $10,000 investment made in the S&P 400 Mid Cap Index for the same time period. Past performance is not indicative of future results.


Average Annualized Total Returns:
---------------------------------


					Since
			One Year	Inception*
			--------	---------
Rorer Mid-Cap Fund	 19.44%	  	5.55%
S&P 400 Mid Cap Index	 30.74	  	6.06%



	   Value of $10,000 Investment
	   ---------------------------

		Rorer Mid-Cap
Period Ending*	Fund		S&P 400 Mid Cap Index
--------------	---------------	---------------------
12/19/2001	$ 10,000	$ 10,000
10/31/2002	$  9,260	$  8,537
10/31/2003	$ 11,060	$ 11,161


*Commencement of operations was December 19,2001.

---------------------------------------------------------------
Managers AMG Funds
Summary of Industry Weightings as of October 31,2003 (unaudited)
---------------------------------------------------------------

			Rorer		S&P 500		Rorer		S&P 400 Mid Cap
Major Sectors		Large-Cap Fund	Index		Mid-Cap Fund	Index
----------------------	--------------	----------	-------------	----------------
Consumer Discretionary	17.0%		11.3%		17.9%		16.7%
Consumer Staples	 5.7		11.4		 1.7		 4.5
Energy			 7.1		 5.4		 3.6		 6.0
Financials		17.8		21.1		15.4		20.4
Health Care		 6.9		13.2		19.3		13.0
Industrials		15.1		10.2		10.3		12.2
Information Technology	18.1		18.1		14.3		16.6
Telecommunication
 Services		 3.7		 3.4		 4.0		 0.6
Utilities		 0.0		 3.0		 4.4		 6.3
Other Cash Equivalents	 8.6		 2.9		 9.1		 3.7



---------------------------------------------------------------
Top Ten Holdings as of October 31, 2003 (unaudited)
---------------------------------------------------------------



	Rorer Large-Cap Fund			Rorer Mid-Cap Fund
---------------------------------------	---------------------------------------
				% Fund					% Fund
				------					------
Hewlett-Packard Co.*		 4.6	Capital One Financial Corp.*	 5.1
Comcast Corp. - Class A*	 4.0	Equitable Resources, Inc.*	 4.4
Lowe's Co., Inc.		 3.9	Liz Claiborne, Inc.*		 4.3
Nextel Communications, Inc.	 3.8	Caremark Rx, Inc.*		 4.2
Viacom, Inc.*			 3.7	Linear Technology Corp.		 4.2
United Technologies Corp.	 3.7	T Rowe Price Group, Inc.	 4.1
Cisco Systems, Inc.		 3.7	Nextel Communications, Inc.	 4.0
US Bancorp			 3.5	Beckman Coulter, Inc.		 4.0
Microsoft Corp.*		 3.4	Staples, Inc.			 4.0
Marsh & McLennan Cos., Inc.	 3.2	Skywest, Inc.			 3.8
				------					 -----
	Top Ten as a Group	 37.5%		Top Ten as a Group	 42.1%
				======					 =====



*Top Ten Holding at April 30, 2003

---------------------------------------------------------------
Rorer Large-Cap Fund
Schedule of Portfolio Investments
October 31, 2003
---------------------------------------------------------------


					Value 		Shares
Common Stocks -91.4%

Consumer Discretionary -17.0%
Comcast Corp., Class A*			1,320		$  43,058
Lowe's Co., Inc. 			  710		   41,840
Target Corp.				  815		   32,388
Time Warner Co., Inc.*			2,020		   30,886
Viacom, Inc., Class B*			1,000		   39,870
							---------
 Total Consumer Discretionary				  188,042
							---------
Consumer Staples -5.7%
Coca-Cola Co., The 			  370		   17,168
CVS Corp.				  535		   18,821
Procter & Gamble Co., The		  280		   27,521
							---------
 Total Consumer Staples 				   63,510
							---------
Energy -7.1%
ChevronTexaco Corp.			  150		   11,145
ConocoPhillips				  410		   23,432
Devon Energy Corp.			  485		   23,522
ExxonMobil Corp.			  555		   20,302
							---------
 Total Energy						   78,401
							---------
Financials -17.8%
American International Group, Inc.	  490		   29,807
Bank of New York Co., Inc., The 	  335		   10,449
Citigroup, Inc.				  670		   31,758
JP Morgan Chase & Co.			  510		   18,309
Marsh & McLennan Cos., Inc.		  815		   34,841
MBNA Corp.				1,360		   33,660
US Bancorp				1,400		   38,108
							---------
 Total Financials 					  196,932
							---------
Health Care -6.9%
Abbott Laboratories Co.			  260		   11,081
Cardinal Health, Inc.			  535		   31,747
Johnson & Johnson			  275		   13,841
Pfizer, Inc.				  620		   19,592
							---------
 Total Health Care 					   76,261
							---------
Industrials -15.1%
Danaher Corp.				  190		   15,742
General Dynamics Corp.			  335		   28,040
General Electric Co.			1,045		   30,315
Raytheon Co.				  935		   24,759
Southwest Airlines Co.			1,435		   27,839




The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------
Rorer Large-Cap Fund
Schedule of Portfolio Investments (continued)
---------------------------------------------------------------



					Shares		Value

United Technologies Corp.		  470		$  39,804
							---------
 Total Industrials 					  166,499
							---------
Information Technology -18.1%
Cisco Systems,Inc.*			1,880		   39,442
EMC Corp.*				2,165		   29,964
Hewlett-Packard Co.			2,210 		   49,305
Intel Corp.				  365		   12,063
International Business Machines Corp.	  365		   32,660
Microsoft Corp.				1,410		   36,872
							---------
 Total Information Technology 				  200,306
							---------
Telecommunication Services -3.7%
Nextel Communications, Inc.*		1,710		   41,382
							---------
Total Common Stocks
(cost $877,279)						1,011,333
							---------
Other Investment Company -6.1%
JPMorgan Prime Money Market Fund,
 Institutional Class Shares, 0.91% (1)
 (cost $67,000)			       67,000		   67,000
							---------
Total Investments -97.5%
(cost $944,279)						1,078,333

Other Assets,less Liabilities -2.5%			   28,071
						      -----------
Net Assets -100.0%				      $ 1,106,404
						      ===========




Note: Based on the approximate cost of investments of $947,130 for Federal income tax purposes at October 31, 2003, the aggregate gross unrealized appreciation and depreciation were $145,607 and $14,404, respectively, resulting in net unrealized appreciation of investments of $131,203.

*Non-income-producing securities.

(1) Yield shown for this investment company represents the October 31, 2003, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.



The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------
Rorer Mid-Cap Fund
Schedule of Portfolio Investments
October 31,2003
---------------------------------------------------------------


					Shares		Value
Common Stocks -90.9%

Consumer Discretionary -17.9%
Dollar Tree Stores, Inc.*		  130		$  4,963
Limited Brands, Inc.			  894		  15,734
Liz Claiborne, Inc.			  570		  21,027
Outback Steakhouse, Inc.		  350		  14,701
Park Place Entertainment Corp.*		1,440		  13,824
Staples, Inc.*				  730		  19,579
							--------
 Total Consumer Discretionary 				  89,828
							--------
Consumer Staples -1.7%
Estee Lauder Co., Class A		  225		   8,413
							--------
Energy -3.6%
Devon Energy Corp.			  375		  18,188
							--------
Financials -15.4%
AON Corp.				  810		  17,739
Capital One Financial Corp.		  410		  24,928
Loew's Corp.				  330		  14,190
T Rowe Price Group, Inc.		  490		  20,164
							--------
 Total Financials 					  77,021
							--------
Health Care -19.3%
AmerisourceBergen Corp.			  220		  12,489
Anthem, Inc.*				  105		   7,185
Beckman Coulter, Inc. (1)		  395		  19,612
Caremark Rx, Inc.* (1)			  820		  20,541
Health Management Associates, Inc.*	  620		  13,733
ICN Pharmaceuticals, Inc.		  285		   5,503
Quest Diagnostics, Inc.*		  150		  10,148
Zimmer Holdings, Inc.*			  120		   7,657
							--------
 Total Health Care					  96,868
							--------
Industrials -10.3%
Norfolk Southern Corp.			  925		  18,639
Pall Corp.				  615		  14,391
Skywest, Inc.				1,015		  18,767
							--------
 Total Industrials 					  51,797
							--------
Information Technology -14.3%
Broadcom Corp., Class A*		  475		  15,176
CheckFree Corp.*			  595		  16,380
Linear Technology Corp.			  480		  20,453
Peoplesoft, Inc.*			  485		  10,069
Waters Corp.*				  315		   9,900

The accompanying notes are an integral part of these financial statements.


---------------------------------------------------------------
Rorer Mid-Cap Fund
Schedule of Portfolio Investments (continued)
---------------------------------------------------------------

					Shares		Value

 Total Information Technology 				$ 71,978
							--------
Telecommunication Services - 4.0%
Nextel Communications, Inc.*		  820 		  19,844
							--------
Utilities -4.4%
Equitable Resources, Inc.		  530		  21,836
							--------
Total Common Stocks
(cost $387,118)						 455,773
							--------
Other Investment Companies - 14.4%
JP Morgan Prime Money Market Fund,
 Institutional Class Shares, 0.91% (2)  36,914 		  36,914
Bank of New York Institutional Cash Reserves
 Fund, 1.14% (2),(3)			35,002 		  35,002
Total Other Investment Companies			--------
 (cost $71,916)						  71,916
							--------
Total Investments -105.3%
(cost $459,035)						 527,689
Other Assets,less Liabilities - (5.3)%			 (26,374)
							---------
Net Assets -100.0%					$501,315
							=========


Note: Based on the approximate cost of investments of $459,828 for Federal income tax purposes at October 31, 2003, the aggregate gross unrealized appreciation and depreciation were $73,703 and $5,842, respectively, resulting in net unrealized appreciation of investments of $67,861.

* Non-income-producing securities.

(1) Some or all of these shares, amounting to a market value of $34,757, or 6.9%of net assets, were out on loan to various brokers.

(2) Yields shown for these investment companies represent the October 31, 2003, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

(3) Collateral received from brokers for securities lending was invested in this short-term investment.


The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------
Managers AMG Funds
Statements of Assets and Liabilities
October 31,2003
---------------------------------------------------------------


					Rorer		Rorer
					Large-Cap Fund	Mid-Cap Fund
					--------------	------------
Assets:
---------------------------------
 Investments at value			$ 1,078,333	$  527,689
 Receivable for investments sold	     44,244	    16,942
 Receivable due from Advisor		      8,817	     7,706
 Dividends, Interest and other
  receivables				      1,422	       287
 Prepaid Expenses 			     12,200	    11,321
					---------------	-------------
	Total assets			  1,145,016	   563,945
					---------------	-------------
Liabilities:
---------------------------------
 Payable upon return of securities loaned	-	    35,002
 Payable for investments purchased	     14,179	     4,625
 Accrued expenses:
  Distribution fees				232	       102
  Professional fees			     10,638	     9,146
  Transfer agent			      7,020	     7,140
  Custodian				      5,612	     5,672
  Other					        931	       943
					---------------	-------------
  Total Liabilities			     38,612	    62,630
					---------------	-------------
Net Assets				$ 1,106,404	$  501,315
					=============== =============

Shares Outstanding			    120,971	    45,349
					---------------	-------------
Net asset value, offering and redemption
 price per share			      $9.15	    $11.05
					    ===========   ===========
Net Assets Represent:
-------------------------------
 Paid-in capital			$ 1,021,490	$  447,570
 Undistributed net investment income		-		-
 Accumulated net realized loss from
  investments				    (49,140)	   (14,909)
 Net unrealized appreciation of
  investments				    134,054	    68,654
					---------------	-------------
Net Assets				$ 1,106,404	$  501,315
					=============== =============
 Investments at cost			$   944,279	$  459,035
					---------------	-------------




The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------
Managers AMG Funds
Statements of Operations
For the fiscal year ended October 31, 2003
---------------------------------------------------------------

					Rorer		Rorer
					Large-Cap Fund	Mid-Cap Fund
					--------------	------------
Investment Income:
--------------------------
 Dividend income			$  11,649	$   3,004
 Interest income			      818	      365
 Securities lending fees		       11	        6
					----------	----------
	Total investment income		   12,478	    3,375
					----------	----------
Expenses:
--------------------------
 Investment advisory and management fees    7,045	    3,027
 Distribution fees			    2,072	      890
 Transfer agent fees			   20,478	   20,759
 Custodian fees				   20,072	   20,235
 Professional fees			   18,132	   12,852
 Registration fees			   14,982	   14,758
 Miscellaneous				      651	      491
					----------	----------
	Total expenses before offsets      83,432	   73,012
 Less: Expense reimbursements		  (71,820)	  (68,025)
					----------	----------
 Net Expenses				   11,612	    4,987
					----------	----------
   Net investment income (loss)		      866	   (1,612)
					----------	----------

Net Realized and Unrealized Gain (loss):
----------------------------------------
 Net realized loss on investments	  (20,244)	   (2,376)
 Net unrealized appreciation on
  investments				  155,586	   73,686
 Net realized and unrealized gain	  135,342	   71,310
					----------	----------
Net Increase in Net Assets
 Resulting from Operations		$ 136,208	$  69,698
					----------	----------


The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------
Rorer Large-Cap Fund
Statements of Changes in Net Assets
---------------------------------------------------------------

					For the fiscal	For the period
					year ended	ended October 31,
					October 31,2003 2002*
					---------------	-----------------

Increase (Decrease) in Net Assets
From Operations:
----------------------------------
 Net investment income			$	866	$	126
 Net realized loss on investments	    (20,244)	    (28,896)
 Net unrealized appreciation
  (depreciation) of investments		    155,586	    (21,532)
   Net increase (decrease) in net assets------------	-------------
    resulting from operations		    136,208	    (50,302)
					------------	-------------
Distributions to Shareholders:
----------------------------------
 From net investment income		     (1,510)	    	-
					------------	-------------
  Total distributions to shareholders	     (1,510)		-
					------------	-------------
From Capital Share Transactions:
----------------------------------
 Proceeds from the sale of shares	    559,405	     483,831
 Net asset value of shares issued in
  connection with reinvestment of dividends   1,510		-
 Cost of shares repurchased		     (9,900)	     (12,838)
  Net increase from capital share	------------	-------------
   transactions				    551,015	     470,993
					------------	-------------
      Total increase in net assets	    685,713	     420,691
					------------	-------------

Net Assets:
----------------------------------
 Beginning of period			    420,691		-
					------------	-------------
 End of period				$ 1,106,404	$    420,691
					============	=============
End of period undistributed
 net investment income (loss)		$        -	$	 126
					============	=============

Share Transactions:
----------------------------------
 Sale of shares				     70,276	      53,025
 Shares issued in connection with
  reinvestment of distributions			165		-
 Shares repurchased			     (1,135)	      (1,360)
					------------	-------------
	Net increase in shares		     69,306	      51,665
					------------	-------------


* Commencement of operations was December 19, 2001.

The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------
Rorer Mid-Cap Fund
Statements of Changes in Net Assets
---------------------------------------------------------------

					For the fiscal	For the period
					year ended	ended October 31,
					October 31,2003 2002*
					---------------	-----------------
Increase (Decrease) in Net Assets
From Operations:
---------------------------------
 Net investment loss			$    (1,612)	$      (479)
 Net realized loss on investments	     (2,376)	    (12,532)
 Net unrealized appreciation
  (depreciation) of investments		     73,686	     (5,032)
   Net increase (decrease) in net assets------------	-------------
    resulting from operations		     69,698	    (18,043)
					------------	-------------

From Capital Share Transactions:
--------------------------------
 Proceeds from the sale of shares	    161,039	     305,778
 Cost of shares repurchased		    (14,922)	      (2,234)
  Net increase from capital share 	------------	-------------
   transactions				    146,117	     303,544
					------------	-------------
      Total increase in net assets	    215,815	     285,501
					------------	-------------
Net Assets:
-----------------------------
 Beginning of period			    285,501		-
					------------	-------------
 End of period				$   501,316	$    285,501
					============	=============

End of period undistributed
 net investment income (loss)		$        -	$	-
					============	=============

Share Transactions:
-----------------------------
 Sale of shares				     16,163	      31,088
 Shares repurchased			     (1,659)	        (243)
					------------	-------------
	Net increase in shares		     14,504	      30,845
					------------	-------------


* Commencement of operations was December 19, 2001.

The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------
Rorer Large-Cap Fund
Financial Highlights
For a share outstanding throughout each period
---------------------------------------------------------------

					For the fiscal	For the period
					year ended	ended October 31,
					October 31,2003 2002*
					---------------	-----------------
Net Asset Value, Beginning of Period	$	8.14	$	10.00
					--------------- -----------------

Income from Investment Operations:
----------------------------------
 Net investment income			 	0.00 (a)	 0.00 (a)
 Net realized and unrealized gain (loss)
  on investments				1.02		(1.86)
					--------------- -----------------
	Total from investment operations	1.02		(1.86)
					--------------- -----------------

Less Distributions to Shareholders from:
----------------------------------------
 Net investment income			       (0.01)		-
					--------------- -----------------
Net Asset Value, End of Period		$	9.15	$	 8.14
					===============	=================
--------------------------------------------------------------------------
Total Return (b)			       12.56%	       (18.60)%(c)

Ratio of net expenses to average net
 assets						1.40%		 1.40% (d)

Ratio of net investment income to average
 net assets					0.10%		 0.06% (d)

Portfolio turnover				  42%		   36% (c)

Net assets at end of period (000's omitted) $  1,106	$	  421
===========================================================================
Expense Offsets (e)
-------------------
Ratio of total expenses to average net assets  10.07%		25.01% (d)

Ratio of net investment loss to average
 net assets				       (8.56)%	       (23.55)% (d)
===========================================================================


* Commencement of operations was December 19, 2001

(a) Rounds to less than $0.01.

(b) Total return and net investment income would have been lower had certain expenses not been reduced.

(c) Not annualized.

(d) Annualized.

(e) Ratio information assuming no reduction of Fund expenses.
    (See Notes to Financial Statements.)

---------------------------------------------------------------
Rorer Mid-Cap Fund
Financial Highlights
For a share outstanding throughout each period
---------------------------------------------------------------


					For the fiscal	For the period
					year ended	ended October 31,
					October 31,2003 2002*
					---------------	-----------------
Net Asset Value, Beginning of Period	$	9.26	$	10.00
					---------------	-----------------

Income from Investment Operations:
----------------------------------
 Net investment loss			       (0.05)		(0.02)
 Net realized and unrealized gain (loss)
  on investments				1.84		(0.72)
					---------------	-----------------
	Total from investment operations	1.79		(0.74)
					---------------	-----------------
Net Asset Value, End of Period		$      11.05	$	 9.26
					===============	=================

Total Return (b)			       19.44%	        (7.40)%(b)
--------------------------------------------------------------------------
Ratio of net expenses to average net
 assets						1.40%		 1.40% (c)

Ratio of net investment loss to average
 net assets				       (0.45)%		(0.25)%(c)

Portfolio turnover				  57%		   58% (b)

Net assets at end of period (000's omitted) $    501	$	  286
===========================================================================
Expense Offsets (d)
-------------------
Ratio of total expenses to average net assets  20.50%		28.79% (c)

Ratio of net investment loss to average
 net assets				      (19.56)%	       (27.64)%(c)
===========================================================================

* Commencement of operations was December 19, 2001

(a) Total return and net investment income would have been lower had certain expenses not been reduced.

(b) Not annualized.

(c) Annualized.

(d) Ratio information assuming no reduction of Fund expenses.
    (See Notes to Financial Statements.)

---------------------------------------------------------------
Notes to Financial Statements
October 31, 2003
---------------------------------------------------------------

(1) Summary of Significant Accounting Policies
----------------------------------------------
Managers AMG Funds (the "Trust") is a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds: Rorer Large-Cap Fund ("Large-Cap") and Rorer Mid-Cap Fund ("Mid-Cap") (each a "Fund" and collectively the "Funds").

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(a) Valuation of Investments
----------------------------
Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented, by dealer and exchange quotations. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Investments in other regulated investment companies are valued at their end-of-day net asset value per share. Securities (including derivatives) and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) Security Transactions
-------------------------
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c)Investment Income and Expenses
---------------------------------
Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

Each of the Funds has a "balance credit" arrangement with the Bank of New York ("BNY"), the Funds' custodian, whereby each Fund is credited with an interest factor equal to 1% below the effective
90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the fiscal year ended October 31, 2003, the custodian expense was not reduced under this arrangement for either Fund.

---------------------------------------------------------------
Notes to Financial Statements (continued)
---------------------------------------------------------------
(d) Dividends and Distributions
-------------------------------
Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any,will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Rorer Mid Cap paid no distributions in 2002 or 2003. The tax character of distributions paid by Rorer Large-Cap during 2003 was as follows:



					Large-Cap
				2003		2002
				----------------------------
Distribution paid from:
Ordinary Income			$   1,510	$	-
Short Term Capital Gains		-		-
Long Term Capital Gains			-		-
				------------	------------
				$   1,510		-
				------------	------------

As of October 31, 2003, the components of distributable earnings
(excluding unrealized appreciation/depreciation) on a tax basis consisted of undistributed short-term losses of $14,116 for Mid-Cap.

The Funds' hereby designate the maximum amounts allowable of their net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2003 Form 1099-DIV you receive for each Fund, will show the tax status of all distributions paid to you during the year.

(e) Federal Taxes
-----------------
Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Loss Carryovers
---------------------------
At October 31, 2003, Large-Cap had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes of $28,766 expiring October 31, 2010 and $15,591 expiring October 31, 2011. At October 31, 2003, Mid-Cap had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes of $12,532 expiring October 31, 2010 and $1,584 expiring October 31, 2011.

(g) Capital Stock
-----------------
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At October 31, 2003, certain shareholders, including one affiliated account, each held greater than 10% of the outstanding shares of the Funds as follows: Large-Cap - two own 22%; and Mid-Cap - three own 70%. Transactions by these shareholders may have a material impact on the Funds.

---------------------------------------------------------------
Notes to Financial Statements (continued)
---------------------------------------------------------------
(2) Agreements and Transactions with Affiliates
-----------------------------------------------
The Trust has entered into an Investment Management Agreement under which The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as investment manager to the Funds and is responsible for the Funds' overall administration. The Funds are distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. The Funds' investment portfolios are managed by Rorer Asset Management, LLC ("Rorer"), which serves pursuant to a Sub-Advisory Agreement by and between the Investment Manager and Rorer with respect to each of the Funds. AMG indirectly owns a majority interest in Rorer. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG, and/or MDI.

Each Fund is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets. The Investment Manager, in turn, pays Rorer 0.85% of the average daily net assets of each Fund for its services as sub-advisor. Under the Investment Management Agreement with the Funds,the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Rorer, Rorer reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

The Investment Manager contractually agreed, through April 1, 2004, to waive fees and pay or reimburse the Funds to the extent that the total operating expenses (excluding interest, taxes, brokerage, and other extraordinary expense) exceed 1.40% of that Funds' average daily net assets. The Funds are obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Funds' total operating expenses in any such year to exceed 1.40% of the Funds' average daily net assets. At October 31, 2003, the cumulative amounts of unreimbursed expenses for Large-Cap and Mid-Cap were $123,540 and $119,871, respectively. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Rorer from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $5,000. The Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees and expenses paid by the Trust and other affiliated funds in the complex.

The Funds have entered into a distribution agreement with MDI to act as distributor of the Funds. The Funds have adopted a distribution plan to pay for the marketing of each Fund's shares. Pursuant to the distribution agreement and the Fund's distribution plan, the Board of Trustees has authorized payments to MDI at an annual rate of up to 0.25% of each Fund's average daily net assets.

(3) Purchases and Sales of Securities
------------------------------------
Purchases and sales of securities, excluding short-term securities, for the fiscal year ended October 31, 2003, for Large-Cap were $818,838 and $346,561, respectively, and for Mid-Cap were $303,081 and $205,388, respectively. There were no purchases or sales of U.S. Government securities for either Fund.

---------------------------------------------------------------
Notes to Financial Statements (continued)
---------------------------------------------------------------
(4) Portfolio Securities Loaned
------------------------------
Each Fund may participate in a securities lending program providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds by the custodian. Earnings of such temporary cash investments are divided between the custodian, as a fee for its services under the program, and the Fund lending the security, according to agreed-upon rates.

(5) Commitments and contingencies
---------------------------------
In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

---------------------------------------------------------------
Report of Independent Auditors
---------------------------------------------------------------
To the Trustees of Managers AMG Funds and the Shareholders of the Rorer Large-Cap Fund and Rorer Mid-Cap Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Rorer Large-Cap Fund and Rorer Mid-Cap Fund (hereafter referred to as the "Funds"), at October 31, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
December 23, 2003

---------------------------------------------------------------
Trustees and Officers (unadited)
---------------------------------------------------------------

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust:
40 Richards Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that
(a) any Trustee may resign or retire; (b) any Trustee may be removed with or without cause by two-thirds of the remaining Trustees and; (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

Independent Trustees
--------------------
The following Trustees are not "interested persons" of the Trust within the meaning of the 1940 Act:




Name, Date of
Birth, Number of
Funds Overseen in 		Principal Occupation(s) During Past 5
Fund Complex*			Years and Other Directorships Held by Trustee
----------------------------	--------------------------------------------------
Jack W. Aber, 9/9/1937		Professor of Finance, Boston University School of
* Trustee since 1999		Management (1972-Present); Trustee of Appleton
* Oversees 21 Funds in 		Growth Fund (1 portfolio); Trustee of Third Avenue
Fund Complex			Trust (4 portfolios); Trustee of Third Avenue
				Variable Series Trust (1 portfolio)
----------------------------	--------------------------------------------------
William E. Chapman, II, 	President and Owner, Longboat Retirement Planning
9/23/1941			Solutions (1998-Present); Hewitt Associates, LLC
* Trustee since 1999		(part time) provider of Retirement and Investment
* Oversees 21 Funds in 		Education Seminars); President Retirement Plans Group,
Fund Complex			Kemper Funds (1990-1998); Trustee of Third Avenue
				Trust (4 portfolios); Trustee of Third Avenue Variable
				Series Trust (1 portfolio)
----------------------------	--------------------------------------------------
Edward J. Kaier, 9/23/1945	Partner, Hepburn Willcox, Hamilton & Putnam
* Trustee since 1999		(1977-Present); Trustee of Third Avenue Trust
* Oversees 21 Funds in 		(4 portfolios); Trustee of Third Avenue Variable
Fund Complex			Series Trust (1 portfolio)
----------------------------	--------------------------------------------------
Eric Rakowski, 6/5/1958		Professor, University of California at Berkeley
* Trustee since 1999		School of Law (1990-Present); Visiting Professor,
* Oversees 21 Funds in 		Harvard Law School (1998-1999); Trustee of Third
Fund Complex			Avenue Trust (4 portfolios); Trustee of Third
				Avenue Variable Series Trust (1 portfolio)
----------------------------	--------------------------------------------------


*  The Fund complex consists of Managers AMG Funds, The Managers
Funds, The Managers Trust I and The Managers Trust II.


Interested Trustees
-------------------
The following Trustees are "interested persons" of the Trust within the meaning of the 1940 Act. Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.

---------------------------------------------------------------
Trustees and Officers (continued)
---------------------------------------------------------------



Name, Date of
Birth, Number of
Funds Overseen in 		Principal Occupation(s) During Past 5
Fund Complex*			Years and Other Directorships Held by Trustee
----------------------------	--------------------------------------------------
Sean M. Healey, 5/9/1961	President and Chief Operating Officer, Affiliated
* Trustee since 1999		Managers Group, Inc. (1999-Present); Director,
* Oversees 21 Funds in 		Affiliated Managers Group, Inc. (2001-Present);
Fund Complex			Executive Vice President, Affiliated Managers Group,
				Inc. (1995-1999); Vice President, Goldman, Sachs &
				Company (1987-1995); No other directorships held by
				trustee.
----------------------------	--------------------------------------------------
Peter M. Lebovitz, 1/18/1955	President and Chief Executive Officer, The Managers
* Trustee since 1999		Funds LLC (1999-Present); President Managers
* Oversees 21 Funds in 		Distributors, Inc. (2000-Present); Director of
Fund Complex			Marketing, The Managers Funds, LP (1994-1999);
				Director of Marketing, Hyperion Capital Management,
				Inc. (1993-1994); Senior Vice President, Greenwich
				Asset Management, Inc. (1989-1993); No other
				directorships held by trustee.
----------------------------	--------------------------------------------------




* The Fund complex consists of Managers AMG Funds, The Managers
Funds, The Managers Trust I and The Managers Trust II.



Officers
--------


Name, Date of
Birth, Position(s)
Held With Fund &
Length of Time Served		Principal Occupation(s) During Past 5 Years
----------------------------	--------------------------------------------------
Galan G. Daukas, 10/24/1963	Chief Operating Officer, The Managers Funds LLC,
* Chief Financial Officer 	(2002-Present); Chief Financial Officer, The
since 2002			Managers Funds, Managers Trust I and Managers
				Trust II (2002-Present); Chief Operating Officer
				and Chairman of the Management Committee, Harbor
				Capital Management Co., Inc. (2000-2002); Chief
				Operating Officer, Fleet Investment Advisors
				(1992-2000)
----------------------------	--------------------------------------------------
Donald S. Rumery, 9/23/1958	Director, Finance and Planning, The Managers Funds
* Treasurer since 1999		LLC (1994-Present); Treasurer and Chief Financial Officer,
				Managers Distributors, Inc. (2000-Present); Treasurer,
				The Managers Funds (1995-Present); Secretary, The Managers
				Funds (1997-Present); Treasurer and Secretary; Managers
				Trust I & Managers Trust II (2000-Present)
----------------------------	--------------------------------------------------
John Kingston III, 10/23/1965	Senior Vice President and General Counsel, Affiliated
* Secretary since 1999		Managers Group, Inc. (2002-Present); Vice President and
				Associate General Counsel, Affiliated Managers Group, Inc.
				(1999-2002); Director and Secretary, Managers Distributors,
				Inc. (2000-Present); Served in a general counsel capacity,
				Morgan Stanley Dean Witter Investment Management, Inc.
				(1998-1999); Associate, Ropes and Gray (1994-1998)
----------------------------	--------------------------------------------------


			[AMG Logo omitted]

			Managers AMG Funds

Investment Manager and Administrator
------------------------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk,Connecticut 06854-2325
(203)857-5321 or (800)835-3879

Sub-Advisor
-----------
Rorer Asset Management,LLC
1650 Market Street, Suite 5100
Philadelphia, Pennsylvania 19103

Custodian
---------
The Bank of New York
100 Church Street, 10th Floor
New York, New York 10286

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Transfer Agent
--------------
Boston Financial Data Services, Inc.
attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

Trustees
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski


This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus, which is available by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., member NASD.

		www.managersamgfunds.com
		 www.managersfunds.com

Item 2.  CODE OF ETHICS.
======================================================================
Registrant has adopted a Code of Ethics.  See attached Exhibit 10(a).



Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
======================================================================
Registrant's Board of Trustees has determined that independent Trustee Mr. Jack Aber qualifies as the Audit Committee Financial Expert. Mr. Aber is "independent" as such term is defined in Form N-CSR.



Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
======================================================================
Not applicable.



Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
======================================================================
Not applicable.



Item 6. [RESERVED]
======================================================================



Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
======================================================================
Not applicable.



Item 8. [RESERVED]
======================================================================



Item 9.  CONTROLS AND PROCEDURES.
======================================================================
    (a)	Disclosure Controls and Procedures.  The Principal Executive
	and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

    (b)	Internal Controls.  There were no significant changes in the
	Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  EXHIBITS
======================================================================
    (a)	Any code of ethics or amendments hereto.  Filed herewith.

    (b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

    (c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

				SIGNATURES
				----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President


Date:	December 31, 2003
	-----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President


Date:	December 31, 2003
	-----------------



By:	/s/ Galan G. Daukas
	----------------------------------------
	Galan G. Daukas, Chief Financial Officer


Date:	December 31, 2003